SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Lease Aircraft	Dec. 31, 2020 USD ($) Lease Segment Lessee Aircraft	Dec. 31, 2019 USD ($) Lease	Dec. 31, 2018 USD ($)	Dec. 31, 2021	Oct. 03, 2014 USD ($)
Basis of Preparation [Abstract]
Number of operating segments | Segment		1
Number of reportable segments | Segment		1
COVID-19 Pandemic [Abstract]
Number of lessees executing agreements to defer rent payment obligations | Lessee		16
Number of aircraft for which rent payment obligations have been deferred | Aircraft		37
Rent payment obligations that have been deferred	$ 63,981	$ 63,981
Average deferral period for rent payment obligations		9 months
Unrestricted cash and cash equivalents	$ 132,097	$ 132,097	$ 285,565	$ 180,211
Repurchase and redemption of unsecured borrowing		325,000	0	0
Number of aircraft sold | Aircraft	2
Rent Receivables [Abstract]
Provision for uncollectible rent receivables		$ 4,000	$ 0	0
Investment in Finance Lease [Abstract]
Number of leases classified as investment in finance lease | Lease	1	1	1
Flight Equipment Held for Operating Lease [Abstract]
Useful life of flight equipment		25 years
Residual value percentage		15.00%
Impairment of Flight Equipment [Abstract]
Flight equipment impairment		$ 115,000	$ 0	0
Taxes [Abstract]
Interest on unpaid income taxes and penalties		0	$ 0	$ 0
Forecast [Member]
COVID-19 Pandemic [Abstract]
Percentage of deferred rent payment obligations that have been repaid					50.00%
Secured Borrowings [Member] | 2020 Term Loan [Member]
COVID-19 Pandemic [Abstract]
Face amount	$ 180,000	$ 180,000
Secured Borrowings [Member] | 2021 Notes [Member]
COVID-19 Pandemic [Abstract]
Interest rate	6.375%	6.375%
Unsecured Borrowings [Member] | 2021 Notes [Member]
COVID-19 Pandemic [Abstract]
Face amount						$ 325,000
Repurchase and redemption of unsecured borrowing	$ 165,300	$ 325,000
Interest rate						6.375%